ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended		24 Months Ended
	Aug. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
loss on classification as held for sale after income taxes				$ 45,300,000		$ 123,500,000
Loss on classification as held for sale before income taxes				60,900,000		165,800,000
Derecognized trade receivables under facilitates with recourse provisions		$ 239,600,000		239,600,000			$ 255,000,000.0
Depreciation and Amortization, Discontinued Operations						103,600,000
Gain (Loss) on Disposition of Business		143,000	$ 0	552,000	$ 75,945,000
Loans Receivable with Fixed Rates of Interest	$ 0.050
Fresh Vegetables [Member]
Business Combination [Line Items]
Deferred Income Taxes and Tax Credits				15,500,000		$ 42,300,000
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Business Combination [Line Items]
Loss on classification as held for sale before income taxes		(14,709,000)	0	(75,622,000)	0
Discontinued Operation, Tax Effect of Discontinued Operation		(3,681,000)	$ 8,986,000	(14,620,000)	$ 19,988,000
Fresh Vegetables [Member] | Discontinued Operations
Business Combination [Line Items]
Sale of division	140,000,000.0
Disposal group, carrying value	$ 141,800,000
Disposal Date	Aug. 01, 2025
Discontinued Operation Transaction Costs				6,100,000
Gain (Loss) on Disposition of Business				14,700,000
Proceeds from Divestiture of Businesses, Net of Cash Divested				68,000,000.0
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Discontinued Operation	$ 28,000,000.0
Asset Impairment Charges		$ (8,208,000)		(8,208,000)
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation				3,500,000
Fresh Vegetables [Member] | Discontinued Operations | Deferred tax liability adjustment
Business Combination [Line Items]
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation				10,600,000
Fresh Vegetables [Member] | Discontinued Operations | Taxable gain on sale
Business Combination [Line Items]
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation				(7,100,000)
Fresh Vegetables [Member] | Discontinued Operations | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Business Combination [Line Items]
Sale of division	144,200,000
Fresh Vegetables [Member] | Discontinued Operations | cash consideration [Domain]
Business Combination [Line Items]
Sale of division	90,000,000.0
Fresh Vegetables [Member] | Discontinued Operations | lease transactions for the right to use certain cooler facilities
Business Combination [Line Items]
Sale of division	11,000,000.0
Fresh Vegetables [Member] | Discontinued Operations | Non Contingent Seller Note
Business Combination [Line Items]
Noncash or Part Noncash Divestiture, Amount of Consideration Received	$ 50,000,000.0
Fresh Vegetables [Member] | Discontinued Operations | Non Contingent Seller Note | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Business Combination [Line Items]
Noncash or Part Noncash Divestiture, Amount of Consideration Received				$ 40,000,000.0
Fresh Vegetables [Member] | Discontinued Operations | potential Earn-out payment
Business Combination [Line Items]
Other Significant Noncash Transaction, Consideration Received				10.0